Cash and cash equivalents (Tables)	12 Months Ended
Mar. 31, 2019
Cash and cash equivalents [abstract]
Schedule of cash and cash equivalents

	2019	2018
	£m	£m
Cash at bank	177	54
Short-term deposits	75	275
Cash and cash equivalents	252	329